Derivatives (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011 contract	Dec. 31, 2010	Dec. 31, 2015 item	Oct. 03, 2014	Jan. 31, 2015
Derivatives (Textual) [Abstract]
Unsecured and secured debt balance, excluding unamortized debt discount	$ 3,100,000,000									$ 75,000,000
Long term debt	2,373,685,000
Change in fair value of derivatives, net of deferred tax (1)	(3,238,000)	[1],[2]	22,093,000	[1],[2]	9,075,000	[1],[2]
Change in fair value of derivatives, deferred tax expense (benefit)			3,486,000		1,456,000
Loss on extinguishment of debt	(3,960,000)		(15,881,000)		7,387,000
Derivative liability			5,000,000
Floating Rate [Member]
Derivatives (Textual) [Abstract]
Long term debt	2,100,000,000
Fixed Rates [Member]
Derivatives (Textual) [Abstract]
Long term debt	1,700,000,000
Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Interest rate swap contracts with notional amount	1,014,262,000
Derivative, Notional Amount	1,400,000,000		1,500,000,000
Fair market value gain on interest rate swap contracts reflected as derivative assets	2,100,000		7,400,000
Fair market value loss on interest rate swap contracts reflected as derivative liabilities	23,300,000		24,600,000
Change in fair value of derivatives, net of deferred tax (1)	(19,005,000)
Number of terminated interest rate swap			1		2		2
Received settlement proceeds							2,100,000	2,100,000
Interest expense amortization of terminated derivative			300,000
Loss on extinguishment of debt			1,000,000
Loss recognized into earnings associated with the terminated contracts			200,000
Cross Currency Interest Rate Contract [Member]
Derivatives (Textual) [Abstract]
Number of cross currency swap contracts which in connection with acquisition of GAAM Portfolio			1
Number of terminated cross currency swap contracts			3		4
Received settlement proceeds					1,300,000
Gain associated with the terminated contracts					700,000
Australian Dollar Cross Currency Swap [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives (Textual) [Abstract]
Fair market value loss on the Australian dollar (AUD) cross currency swap contracts, reflected as derivative liabilities			35,000
B and B Air Acquisition Facility [Member] | Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Payment made for termination of swaps	36,300,000
Number of interest rate swap contract terminated associated with faclity repayment	11
Loss recognized into earnings associated with the terminated contracts	32,300,000
Fly Acquisition II Facility [Member] | Interest Rate Swap [Member]
Derivatives (Textual) [Abstract]
Change in fair value of derivatives, net of deferred tax (1)	100,000
Number of terminated interest rate swap									5
Gain associated with the terminated contracts	23,000
Fly Acquisition II Facility [Member] | Interest Rate Swap [Member] | Subsequent Event [Member]
Derivatives (Textual) [Abstract]
Notional amount of terminated interest rate swap contracts											$ 116,200,000

[1]	Deferred tax benefit was $0.6 million for the year ended December 31, 2014. Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively.
[2]	See Note 8 to Notes to Consolidated Financial Statements.